Loans and Allowance for Credit Losses - Summary of Impaired Loans by Portfolio Class (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	$ 7,602	$ 7,659
Unpaid Principal Balance	10,136	11,082
Valuation Allowance	599	838
Commitments to Lend Additional Funds	112	58
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	382	404
Unpaid Principal Balance	804	1,200
Valuation Allowance	36	40
Commitments to Lend Additional Funds	54	39
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	693	1,077
Unpaid Principal Balance	1,322	2,251
Valuation Allowance	51	70
Commitments to Lend Additional Funds	40	4
Residential Mortgages [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	2,767	2,748
Unpaid Principal Balance	3,492	3,341
Valuation Allowance	308	415
Commitments to Lend Additional Funds
Credit Card [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	310	442
Unpaid Principal Balance	310	442
Valuation Allowance	87	153
Commitments to Lend Additional Funds
Other Retail [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	391	443
Unpaid Principal Balance	593	486
Valuation Allowance	59	101
Commitments to Lend Additional Funds	14	3
Total Impaired Loans, Excluding GNMA and Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	4,543	5,114
Unpaid Principal Balance	6,521	7,720
Valuation Allowance	541	779
Commitments to Lend Additional Funds	108	46
Loans Purchased from GNMA Mortgage Pools [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	2,607	1,778
Unpaid Principal Balance	2,607	1,778
Valuation Allowance	28	39
Commitments to Lend Additional Funds
Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	452	767
Unpaid Principal Balance	1,008	1,584
Valuation Allowance	30	20
Commitments to Lend Additional Funds	$ 4	$ 12